John Hancock
Equity Income Fund
Quarterly portfolio holdings 5/31/2023

Fund’s investments
As of 5-31-23 (unaudited)
	Shares	Value
Common stocks 96.4%		$1,629,841,002
(Cost $1,246,410,709)
Communication services 5.8%		98,794,017
Diversified telecommunication services 0.8%
AT&T, Inc.	154,688	2,433,242
Verizon Communications, Inc.	318,199	11,337,430
Entertainment 1.2%
The Walt Disney Company (A)	232,808	20,477,792
Interactive media and services 1.2%
Meta Platforms, Inc., Class A (A)	76,300	20,198,136
Media 2.6%
Comcast Corp., Class A	335,807	13,214,005
News Corp., Class A	1,476,979	27,043,485
News Corp., Class B	159,999	2,956,782
Paramount Global, Class B (B)	74,500	1,133,145
Consumer discretionary 4.1%		70,266,723
Automobiles 1.0%
Volkswagen AG, ADR (B)	1,386,154	17,257,617
Broadline retail 0.3%
Kohl’s Corp.	320,361	5,869,014
Hotels, restaurants and leisure 1.0%
Las Vegas Sands Corp. (A)	317,597	17,509,123
Leisure products 0.7%
Mattel, Inc. (A)	638,628	11,118,513
Specialty retail 1.1%
Best Buy Company, Inc.	93,900	6,823,713
The TJX Companies, Inc.	152,217	11,688,743
Consumer staples 7.4%		125,228,803
Beverages 0.6%
Constellation Brands, Inc., Class A	43,400	10,544,898
Consumer staples distribution and retail 1.0%
Walmart, Inc.	116,642	17,131,211
Food products 2.4%
Conagra Brands, Inc.	702,410	24,493,037
Mondelez International, Inc., Class A	36,326	2,666,692
Tyson Foods, Inc., Class A	280,751	14,217,231
Household products 1.4%
Colgate-Palmolive Company	39,700	2,952,886
Kimberly-Clark Corp.	156,003	20,948,083
Personal care products 0.2%
Kenvue, Inc. (A)	103,304	2,591,897
Tobacco 1.8%
Philip Morris International, Inc.	329,773	29,682,868
Energy 8.2%		138,607,814
Oil, gas and consumable fuels 8.2%
Chevron Corp.	37,393	5,632,134
Enbridge, Inc.	115,700	4,072,640
EOG Resources, Inc.	142,141	15,250,308
EQT Corp.	95,800	3,330,966
2	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Exxon Mobil Corp.	248,098	$25,350,654
Hess Corp.	109,958	13,928,380
Suncor Energy, Inc.	72,700	2,035,600
TC Energy Corp.	394,189	15,349,720
The Williams Companies, Inc.	151,500	4,341,990
TotalEnergies SE, ADR	875,940	49,315,422
Financials 20.2%		340,949,436
Banks 7.8%
Bank of America Corp.	309,034	8,588,055
Citigroup, Inc.	180,875	8,016,380
Fifth Third Bancorp	686,834	16,669,461
Huntington Bancshares, Inc.	1,549,701	15,977,417
JPMorgan Chase & Co.	116,981	15,875,492
The PNC Financial Services Group, Inc.	37,562	4,350,806
U.S. Bancorp	446,700	13,356,330
Wells Fargo & Company	1,240,962	49,402,697
Capital markets 2.4%
Franklin Resources, Inc.	59,634	1,431,812
Morgan Stanley	139,665	11,419,010
Raymond James Financial, Inc.	51,353	4,639,744
State Street Corp.	61,004	4,149,492
The Carlyle Group, Inc.	192,400	5,273,684
The Charles Schwab Corp.	142,319	7,498,788
The Goldman Sachs Group, Inc.	17,761	5,752,788
Financial services 2.8%
Apollo Global Management, Inc.	58,408	3,904,575
Equitable Holdings, Inc.	1,037,581	25,462,238
Fiserv, Inc. (A)	161,365	18,103,539
Insurance 7.2%
American International Group, Inc.	690,770	36,493,379
Chubb, Ltd.	172,693	32,086,359
Loews Corp.	292,965	16,406,040
MetLife, Inc.	407,229	20,178,197
The Hartford Financial Services Group, Inc.	232,241	15,913,153
Health care 17.1%		289,119,983
Biotechnology 1.3%
AbbVie, Inc.	120,521	16,627,077
Biogen, Inc. (A)	19,577	5,802,819
Health care equipment and supplies 4.6%
Becton, Dickinson and Company	116,158	28,082,358
GE HealthCare Technologies, Inc.	170,030	13,519,085
Medtronic PLC	191,418	15,841,754
Zimmer Biomet Holdings, Inc.	164,877	20,995,437
Health care providers and services 5.0%
Cardinal Health, Inc.	88,238	7,261,987
Centene Corp. (A)	60,227	3,758,767
CVS Health Corp.	269,373	18,325,445
Elevance Health, Inc.	86,092	38,553,719
The Cigna Group	63,330	15,668,475
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EQUITY INCOME FUND	3

	Shares	Value
Health care (continued)
Pharmaceuticals 6.2%
AstraZeneca PLC, ADR	149,200	$10,903,536
Johnson & Johnson	223,585	34,669,090
Merck & Company, Inc.	148,760	16,424,592
Pfizer, Inc.	488,782	18,583,492
Sanofi, ADR	300,260	15,319,265
Viatris, Inc.	959,900	8,783,085
Industrials 11.4%		191,981,125
Aerospace and defense 2.8%
L3Harris Technologies, Inc.	149,939	26,377,269
The Boeing Company (A)	97,924	20,142,967
Air freight and logistics 1.5%
United Parcel Service, Inc., Class B	146,791	24,514,097
Commercial services and supplies 0.5%
Stericycle, Inc. (A)	211,465	8,913,250
Ground transportation 0.3%
Norfolk Southern Corp.	21,600	4,496,688
Union Pacific Corp.	5,800	1,116,616
Industrial conglomerates 4.2%
3M Company	33,414	3,117,860
General Electric Company	454,492	46,144,573
Siemens AG, ADR	263,557	21,638,030
Machinery 1.3%
Cummins, Inc.	21,500	4,394,815
Flowserve Corp.	49,106	1,598,400
Stanley Black & Decker, Inc.	209,108	15,676,827
Passenger airlines 0.8%
Southwest Airlines Company	463,667	13,849,733
Information technology 7.6%		128,275,339
Communications equipment 0.3%
Cisco Systems, Inc.	92,918	4,615,237
Electronic equipment, instruments and components 0.3%
TE Connectivity, Ltd.	40,235	4,927,983
IT services 0.3%
Accenture PLC, Class A	16,300	4,986,496
Semiconductors and semiconductor equipment 4.4%
Applied Materials, Inc.	131,765	17,564,275
Qualcomm, Inc.	360,662	40,902,677
Texas Instruments, Inc.	92,316	16,051,906
Software 1.8%
Microsoft Corp.	92,256	30,295,948
Technology hardware, storage and peripherals 0.5%
Samsung Electronics Company, Ltd.	166,463	8,930,817
Materials 3.4%		57,099,286
Chemicals 2.2%
CF Industries Holdings, Inc.	416,797	25,637,183
DuPont de Nemours, Inc.	14,263	958,331
International Flavors & Fragrances, Inc.	87,907	6,794,332
RPM International, Inc.	54,380	4,338,980
4	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Containers and packaging 1.2%
International Paper Company	657,964	$19,370,460
Real estate 3.9%		66,596,430
Health care REITs 0.2%
Welltower, Inc.	37,080	2,766,539
Office REITs 0.0%
Vornado Realty Trust	52,437	711,046
Residential REITs 1.4%
Equity Residential	403,408	24,527,206
Specialized REITs 2.3%
Rayonier, Inc.	448,143	13,139,553
Weyerhaeuser Company	888,070	25,452,086
Utilities 7.3%		122,922,046
Electric utilities 3.7%
NextEra Energy, Inc.	81,551	5,990,736
PG&E Corp. (A)	147,400	2,496,956
The Southern Company	773,851	53,976,107
Multi-utilities 3.6%
Ameren Corp.	128,957	10,454,544
Dominion Energy, Inc.	490,470	24,660,832
NiSource, Inc.	171,694	4,616,852

Sempra Energy	144,402	20,726,019
Preferred securities 1.8%		$30,102,516
(Cost $27,013,789)
Consumer discretionary 0.9%		14,647,462
Automobiles 0.9%
Dr. Ing. h.c. F. Porsche AG (A)(C)	117,645	14,647,462
Health care 0.4%		6,535,505
Health care equipment and supplies 0.4%
Becton, Dickinson and Company, 6.000% (B)	135,704	6,535,505
Utilities 0.5%		8,919,549
Electric utilities 0.2%
NextEra Energy, Inc., 6.926% (B)	72,955	3,344,257
Multi-utilities 0.3%
NiSource, Inc., 7.750%	54,708	5,575,292

	Yield (%)	Shares	Value
Short-term investments 1.7%			$28,853,584
(Cost $28,853,334)
Short-term funds 1.7%			28,853,584
John Hancock Collateral Trust (D)	4.5317(E)	490,214	4,899,882
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.0038(E)	2,400,980	2,400,980
T. Rowe Price Government Reserve Fund	5.0876(E)	21,552,722	21,552,722

Total investments (Cost $1,302,277,832) 99.9%	$1,688,797,102
Other assets and liabilities, net 0.1%	928,465
Total net assets 100.0%	$1,689,725,567

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EQUITY INCOME FUND	5

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-23. The value of securities on loan amounted to $4,798,516.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 5-31-23.
The fund had the following country composition as a percentage of net assets on 5-31-23:
United States	87.5%
France	3.8%
Germany	3.2%
Switzerland	1.9%
Canada	1.3%
Ireland	1.2%
Other countries	1.1%
TOTAL	100.0%
6	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2023, by major security category or type:
	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$98,794,017	$98,794,017	—	—
Consumer discretionary	70,266,723	70,266,723	—	—
Consumer staples	125,228,803	125,228,803	—	—
Energy	138,607,814	138,607,814	—	—
Financials	340,949,436	340,949,436	—	—
Health care	289,119,983	289,119,983	—	—
Industrials	191,981,125	191,981,125	—	—
Information technology	128,275,339	119,344,522	$8,930,817	—
Materials	57,099,286	57,099,286	—	—
Real estate	66,596,430	66,596,430	—	—
Utilities	122,922,046	122,922,046	—	—
Preferred securities
Consumer discretionary	14,647,462	—	14,647,462	—
Health care	6,535,505	6,535,505	—	—
Utilities	8,919,549	8,919,549	—	—
Short-term investments	28,853,584	28,853,584	—	—
Total investments in securities	$1,688,797,102	$1,665,218,823	$23,578,279	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	490,214	$6,253,562	$127,217,357	$(128,568,780)	$(2,548)	$291	$37,656	—	$4,899,882
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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